UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                    DATE OF REPORTING PERIOD: APRIL 30, 2006

ITEM 1.   REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND


                                       LSV
                                VALUE EQUITY FUND


                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                 APRIL 30, 2006

                      THIS INFORMATION MUST BE PRECEDED OR
                      ACCOMPANIED BY A CURRENT PROSPECTUS.
                 INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY
                                BEFORE INVESTING.

                                       LSV
              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The total return of the Fund and the benchmark Russell 1000 Value Index and the S&P 500 Index for trailing periods ended April 30, 2006, were as follows:

                                                                               Since
                          6 Months   1 Year   2 Years   3 Years   5 Years    Inception
                          --------   ------   -------   -------   -------    ---------
LSV VALUE EQUITY FUND      14.57%    24.16%   18.28%    23.89%    11.57%      10.81%

Russell 1000 Value         12.85%    18.28%   16.08%    19.38%     7.30%       6.77%
S&P 500                     9.67%    15.43%   10.77%    14.67%     2.69%       1.83%

   AS OF 4/30/06; PERIODS LONGER THAN ONE YEAR ARE ANNUALIZED; INCEPTION DATE IS 3/31/99. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-FUND-LSV (1-888-386-3578).

Value stocks again outperformed the broad market as did mid cap stocks, both of which favored LSV's deep value investment style. The Fund delivered both strong absolute returns as well as solid benchmark-relative results over the trailing 6 months and 1-year periods.

While the Fund's deep value style certainly helped results over the past 6 months most of the outperformance was driven by security selection across a broad group of sectors. Security selection was best within the Industrials, Materials, Consumer Discretionary and Health Care sectors. As is typically the case with LSV's approach, it was a number of stocks within each of these sectors that contributed to the excess returns. Some highlights include the performance of the Fund's Rail Road holdings within Industrials and the Pharmaceuticals positions within Health Care. Also of note was the acquisition of the Fund's holding in Maytag by Whirlpool. While we do not specifically target potential buyout candidates for purchase in the Fund, we do find each year that several of our investments get acquired. Financial and strategic buyers also appear to target healthy, out of favor businesses that exhibit recent signs of improvement. The Fund remains conservatively positioned and continues to trade at a significant discount to the broad market.

The portfolio characteristics shown below (as of April 30, 2006) demonstrate the deep valuation discount of the Fund's portfolio relative to the indices:

                                              Russell 1000      S&P 500
   Characteristic                 Fund         Value Index       Index
   --------------                 ------      -------------    ---------
   Price/Cash Flow Ratio           7.4x           8.4x           11.2x
   Price/Earnings Ratio           13.0x          14.4x           16.7x
   Price/Book Ratio                2.1x           2.2x            2.8x
   Dividend Yield                  2.3%           2.4%            1.8%

LSV seeks attractively priced stocks, relative to the current market environment, using a highly disciplined and risk-controlled investment strategy. We plan to remain fully invested and broadly diversified by sector, industry and individual security.

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. THE RUSSELL 1000 VALUE INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATION) INDEX OF U.S. COMPANIES WITH LOWER FORECASTED GROWTH RATES AND PRICE-TO-BOOK RATIOS. THE S&P 500 INDEX CONSISTS OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. IT IS A MARKET-VALUE WEIGHTED INDEX (STOCK PRICE TIMES NUMBER OF SHARES OUTSTANDING), WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE. THE S&P 500 INDEX IS ONE OF THE MOST WIDELY USED BENCHMARKS OF U.S. EQUITY PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

STATEMENT OF NET ASSETS
April 30, 2006                                                       (Unaudited)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS+:

Financials                                                  34.5%
Energy                                                      12.3%
Industrials                                                 10.0%
Consumer Discretionary                                       9.9%
Information Technology                                       9.0%
Health Care                                                  6.1%
Utilities                                                    5.5%
Materials                                                    4.3%
Telecommunication Services                                   4.0%
Consumer Staples                                             3.3%
Repurchase Agreement                                         1.1%
Warrant                                                      0.0%

+ Percentages are based on total investments.

                                                                           Value
LSV VALUE EQUITY FUND                                      Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK (99.5%)
AEROSPACE & DEFENSE (2.2%)
   Northrop Grumman                                       496,400   $    33,209
   Raytheon                                               424,700        18,802
                                                                    -----------
                                                                         52,011
                                                                    -----------
AGRICULTURAL OPERATIONS (0.5%)
   Archer-Daniels-Midland                                 318,000        11,556
                                                                    -----------
AIRCRAFT (2.1%)
   Alaska Air Group*                                      135,900         5,159
   ExpressJet Holdings*                                   191,600         1,073
   Honeywell International                                527,800        22,432
   Lockheed Martin                                        267,000        20,265
                                                                    -----------
                                                                         48,929
                                                                    -----------
APPAREL/TEXTILES (0.6%)
   Jones Apparel Group                                    204,300         7,018
   VF                                                     122,900         7,520
                                                                    -----------
                                                                         14,538
                                                                    -----------
AUTOMOTIVE (1.3%)
   Autoliv                                                116,800         6,459
   Ford Motor                                             462,300         3,213
   Goodyear Tire & Rubber*                                743,000        10,402
   Navistar International*                                354,000         9,339
                                                                    -----------
                                                                         29,413
                                                                    -----------
AUTOPARTS (0.6%)
   ArvinMeritor                                           878,500        14,609
                                                                    -----------
BANKS (15.7%)
   AmSouth Bancorp                                        394,300        11,411
   Astoria Financial                                      209,000         6,546
   Bank of America                                      1,476,200        73,692

                                                                          Value
                                                           Shares         (000)
--------------------------------------------------------------------------------
   Comerica                                               491,100   $    27,929
   Huntington Bancshares                                  362,000         8,742
   JPMorgan Chase                                       1,966,900        89,258
   Keycorp                                                812,800        31,065
   National City                                          716,577        26,442
   North Fork Bancorporation                              160,700         4,842
   Popular                                                326,577         6,753
   Regions Financial                                      320,000        11,683
   UnionBanCal                                             98,900         6,932
   US Bancorp                                             610,900        19,207
   Wachovia                                               448,700        26,855
   Washington Mutual                                      285,600        12,869
                                                                    -----------
                                                                        364,226
                                                                    -----------
BROADCASTING, NEWSPAPERS & ADVERTISING (0.4%)
   CBS, Cl B                                              394,050        10,036
                                                                    -----------
BUILDING & CONSTRUCTION (1.4%)
   KB Home                                                145,500         8,958
   Masco                                                  398,500        12,712
   NVR*                                                     7,900         5,965
   Walter Industries                                       66,000         4,378
                                                                    -----------
                                                                         32,013
                                                                    -----------
CHEMICALS (2.5%)
   Eastman Chemical                                       191,100        10,386
   EI Du Pont de Nemours                                  415,400        18,319
   FMC                                                    109,200         6,941
   Lubrizol                                               192,900         8,412
   OM Group*                                               87,900         2,518
   PPG Industries                                         160,300        10,759
                                                                    -----------
                                                                         57,335
                                                                    -----------
COMMERCIAL SERVICES (0.9%)
   Convergys*                                             734,800        14,307
   Sabre Holdings, Cl A                                   328,600         7,587
                                                                    -----------
                                                                         21,894
                                                                    -----------
COMMUNICATIONS (0.5%)
   AT&T                                                   485,500        12,725
                                                                    -----------
COMPUTERS & SERVICES (5.5%)
   AGCO*                                                  833,005        19,717
   Computer Sciences*                                     163,500         9,573
   Hewlett-Packard                                      1,234,200        40,074
   International Business
     Machines                                             368,300        30,326
   Reynolds & Reynolds, Cl A                              243,900         7,254
   Sybase*                                                285,500         6,215
   United Online                                          344,600         4,442
   Western Digital*                                       455,900         9,592
                                                                    -----------
                                                                        127,193
                                                                    -----------
CONSUMER DISCRETIONARY (0.1%)
   Energizer Holdings*                                     36,000         1,841
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
April 30, 2006                                                      (Unaudited)

                                                                           Value
LSV VALUE EQUITY FUND                                      Shares          (000)
--------------------------------------------------------------------------------
CONSUMER PRODUCTS (0.6%)
   Mattel                                                 900,300   $    14,567
                                                                    -----------
DIVERSIFIED MANUFACTURING (0.5%)
   Teleflex                                               127,000         8,286
   Tredegar                                               149,400         2,399
                                                                    -----------
                                                                         10,685
                                                                    -----------
ELECTRICAL SERVICES (5.3%)
   Alliant Energy                                         369,700        11,816
   American Electric Power                                743,300        24,871
   FirstEnergy                                            183,600         9,310
   OGE Energy                                             240,800         7,263
   PG&E                                                   435,000        17,331
   Pinnacle West Capital                                  203,400         8,156
   Sempra Energy                                           66,500         3,060
   TXU                                                    377,400        18,730
   Xcel Energy                                          1,160,100        21,856
                                                                    -----------
                                                                        122,393
                                                                    -----------
FINANCIAL SERVICES (9.1%)
   AG Edwards                                             153,200         8,095
   Bear Stearns                                            78,700        11,216
   CIT Group                                              459,600        24,823
   Citigroup                                            1,690,300        84,431
   Countrywide Credit Industry                            103,400         4,204
   Freddie Mac                                            153,700         9,385
   Goldman Sachs Group                                    236,100        37,844
   Lehman Brothers Holdings                                75,400        11,397
   Morgan Stanley                                         296,300        19,052
                                                                    -----------
                                                                        210,447
                                                                    -----------
FOOD, BEVERAGE & TOBACCO (2.0%)
   Del Monte Foods                                      1,226,231        14,298
   Molson Coors Brewing, Cl B                              78,400         5,791
   PepsiAmericas                                          171,300         4,046
   Reynolds American                                       89,800         9,847
   Supervalu                                              208,900         6,060
   Tyson Foods, Cl A                                      395,700         5,777
                                                                    -----------
                                                                         45,819
                                                                    -----------
GAS/NATURAL GAS (0.2%)
   Nicor                                                  143,000         5,664
                                                                    -----------
HOUSEHOLD PRODUCTS (0.4%)
   Valspar                                                317,500         8,985
                                                                    -----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (1.5%)
   Furniture Brands International                         473,200        10,884
   Leggett & Platt                                        444,200        11,785
   Whirlpool                                              148,051        13,287
                                                                    -----------
                                                                         35,956
                                                                    -----------
INSURANCE (10.2%)
   Allstate                                               262,100        14,806
   American Financial Group                               166,300         7,364
   AmerUs Group                                           120,300         7,056

                                                                          Value
                                                           Shares         (000)
--------------------------------------------------------------------------------
   AON                                                    198,500   $     8,319
   Chubb                                                  227,400        11,720
   Cigna                                                   50,400         5,393
   Cincinnati Financial                                   207,600         8,852
   Hartford Financial Services
     Group                                                135,000        12,411
   Lincoln National                                       195,031        11,327
   Loews                                                   71,600         7,600
   MBIA                                                   166,700         9,940
   Metlife                                                201,400        10,493
   MGIC Investment                                        188,400        13,320
   Nationwide Financial Services,
     Cl A                                                 225,400         9,891
   Old Republic International                             355,300         7,905
   Principal Financial Group                              301,900        15,490
   Prudential Financial                                   236,600        18,486
   Radian Group                                           239,100        14,996
   Safeco                                                 360,000        18,684
   St Paul Travelers                                      354,800        15,622
   Stancorp Financial Group                               136,200         6,720
                                                                    -----------
                                                                        236,395
                                                                    -----------
LEASING & RENTING (0.8%)
   Ryder System                                           165,100         8,610
   United Rentals*                                        285,000        10,166
                                                                    -----------
                                                                         18,776
                                                                    -----------
MACHINERY (1.0%)
   Albany International, Cl A                             119,800         4,684
   Cummins                                                 74,600         7,796
   Johnson Controls                                        77,400         6,312
   Stanley Works                                           79,800         4,169
   Tecumseh Products, Cl A                                 32,900           755
                                                                    -----------
                                                                         23,716
                                                                    -----------
MEDICAL PRODUCTS & SERVICES (0.5%)
   HCA                                                    262,352        11,515
                                                                    -----------
PAPER & PAPER PRODUCTS (0.4%)
   MeadWestvaco                                           307,600         8,770
                                                                    -----------
PETROLEUM & FUEL PRODUCTS (11.8%)
   Amerada Hess                                            81,000        11,605
   Anadarko Petroleum                                     132,400        13,878
   Chevron                                                873,400        53,295
   ConocoPhillips                                         763,300        51,065
   Exxon Mobil                                          1,511,700        95,358
   Marathon Oil                                           222,900        17,689
   Occidental Petroleum                                    88,100         9,051
   Sunoco                                                 183,300        14,855
   Tesoro                                                 111,500         7,796
                                                                    -----------
                                                                        274,592
                                                                    -----------
PETROLEUM REFINING (0.6%)
   Devon Energy                                           218,600        13,140
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
April 30, 2006                                                       (Unaudited)

                                                                           Value
LSV VALUE EQUITY FUND                                      Shares          (000)
--------------------------------------------------------------------------------
PHARMACEUTICALS (5.5%)
   Alpharma, Cl A                                         218,300   $     5,730
   King Pharmaceuticals*                                  349,200         6,073
   Merck                                                1,257,000        43,266
   Pfizer                                               2,822,000        71,482
                                                                    -----------
                                                                        126,551
                                                                    -----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.3%)
   Eastman Kodak                                          235,000         6,336
                                                                    -----------
PRINTING & PUBLISHING (2.3%)
   American Greetings, Cl A                               310,900         7,001
   Knight Ridder                                           71,400         4,427
   Lexmark International, Cl A*                           299,400        14,581
   Tribune                                                412,300        11,887
   Viacom, Cl B*                                          394,050        15,695
                                                                    -----------
                                                                         53,591
                                                                    -----------
RAILROADS (1.0%)
   CSX                                                    342,700        23,472
                                                                    -----------
RETAIL (2.4%)
   Albertson's                                            225,300         5,707
   Barnes & Noble                                         120,100         5,414
   BJ's Wholesale Club*                                   153,300         4,694
   Dillard's, Cl A                                        291,500         7,602
   Jack in the Box*                                        50,800         2,123
   JC Penney                                              165,200        10,814
   Ltd Brands                                             232,600         5,964
   Safeway                                                287,000         7,212
   Talbots                                                247,700         5,876
                                                                    -----------
                                                                         55,406
                                                                    -----------
SEMI-CONDUCTORS/INSTRUMENTS (2.9%)
   Freescale Semiconductor,
     Cl B*                                                341,500        10,815
   Intel                                                1,112,700        22,232
   Micron Technology*                                   1,495,800        25,384
   Sanmina-SCI*                                         1,588,500         8,244
                                                                    -----------
                                                                         66,675
                                                                    -----------
SPECIALTY CHEMICALS (0.6%)
   Sherwin-Williams                                       262,200        13,356
                                                                    -----------
STEEL & STEEL WORKS (1.1%)
   Steel Dynamics                                         192,400        12,013
   United States Steel                                    195,300        13,378
                                                                    -----------
                                                                         25,391
                                                                    -----------
TELEPHONES & TELECOMMUNICATIONS (3.4%)
   BellSouth                                              730,500        24,676
   CenturyTel                                             274,400        10,345
   Verizon Communications                               1,354,800        44,749
                                                                    -----------
                                                                         79,770
                                                                    -----------
TRUCKING (0.8%)
   Arkansas Best                                          189,700         8,142
   Swift Transportation*                                  388,300        11,630
                                                                    -----------
                                                                         19,772
                                                                    -----------
TOTAL COMMON STOCK
   (Cost $2,032,289)                                                  2,310,059
                                                                    -----------

                                                        Shares/
                                                      Face Amount         Value
                                                         (000)            (000)
--------------------------------------------------------------------------------
WARRANTS (0.0%)
   Washington Mutual(A)*                                  25,900    $         4
                                                                    -----------
TOTAL WARRANTS
   (Cost $0)                                                                  4
                                                                    -----------

REPURCHASE AGREEMENT (1.1%)
   Morgan Stanley 4.500%,
      dated 04/28/06,
      to be repurchased on
      05/01/06, repurchase price
      $24,906,627 (collateralized
      by U.S. Treasury Note,
      par value $24,609,004,
      6.875%, 05/15/06; with
      total market value $25,398,618)                $    24,900         24,900
                                                                    -----------
TOTAL REPURCHASE AGREEMENT
   (Cost $24,900)                                                        24,900
                                                                    -----------
TOTAL INVESTMENTS (100.6%)
   (Cost $2,057,189)                                                  2,334,963
                                                                    -----------

OTHER ASSETS & LIABILITIES (0.6%)
Payable for Investments Purchased                                       (18,728)
Investment Advisory Fees Payable                                         (1,019)
Administration Fees Payable                                                (107)
Chief Compliance Officer Fees Payable                                        (6)
Trustees Fees Payable                                                        (2)
Other Assets and Liabilities, Net                                         5,930
                                                                    -----------
TOTAL OTHER ASSETS & LIABILITIES                                        (13,932)
                                                                    -----------
NET ASSETS (100.0%)                                                 $ 2,321,031
                                                                    ===========

NET ASSETS:
Portfolio shares (unlimited
   authorization -- no par value)
   based on 130,793,921 outstanding
   shares of beneficial interest                                      1,999,941
Undistributed net investment income                                      11,160
Accumulated net realized gain
   on investments                                                        32,156
Net unrealized appreciation
   on investments                                                       277,774
                                                                    -----------
NET ASSETS                                                          $ 2,321,031
                                                                    ===========
Net Asset Value, Offering and
   Redemption Price Per Share                                       $     17.75
                                                                    ===========

*   NON-INCOME PRODUCING SECURITY.
(A) THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL CLAIM AND DOES NOT HAVE A STRIKE PRICE OR EXPIRATION DATE.
CL  -- CLASS

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
For the six-month period ended April 30, 2006                        (Unaudited)

                                                                     LSV VALUE
                                                                    EQUITY FUND
--------------------------------------------------------------------------------
Investment Income:
   Dividend Income (less foreign withholding taxes of $8) ......... $    20,960
   Interest .......................................................         614
--------------------------------------------------------------------------------
     Total Investment Income ......................................      21,574
--------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees .......................................       4,629
   Administration Fees ............................................         583
   Chief Compliance Officer Fees ..................................           2
   Trustees' Fees .................................................           5
   Registration and Filing Fees ...................................          50
   Transfer Agent Fees ............................................          49
   Custodian Fees .................................................          30
   Professional Fees ..............................................          27
   Printing Fees ..................................................          17
   Insurance and Other Fees .......................................           7
--------------------------------------------------------------------------------
   Total Expenses .................................................       5,399
Less: Fees Paid Indirectly -- (See Note 4) ........................          (2)
--------------------------------------------------------------------------------
Net Expenses ......................................................       5,397
--------------------------------------------------------------------------------
       Net Investment Income ......................................      16,177
--------------------------------------------------------------------------------
Net Realized Gain on Investments ..................................      32,169
Net Change in Unrealized Appreciation on Investments ..............     180,691
--------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments ..............     212,860
--------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations .............. $   229,037
================================================================================



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
For the six-month period ended April 30, 2006 (Unaudited) and the year ended October 31, 2005

                                                                                 LSV VALUE EQUITY FUND
                                                                             ------------------------------
                                                                              11/01/05          11/01/04
                                                                             TO 4/30/06        TO 10/31/05
-----------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income .................................................   $    16,177       $     9,521
   Net Realized Gain on Investments ......................................        32,169            21,155
   Net Change in Unrealized Appreciation on Investments ..................       180,691            42,569
-----------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting From Operations ................       229,037            73,245
-----------------------------------------------------------------------------------------------------------
Dividends and Distributions:
   Net Investment Income .................................................       (13,186)           (5,626)
   Net Realized Gain .....................................................       (21,165)          (10,194)
-----------------------------------------------------------------------------------------------------------
     Total Dividends and Distributions ...................................       (34,351)          (15,820)
-----------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Issued ................................................................     1,193,280(1)        686,465
   In Lieu of Dividends and Distributions ................................        31,747            15,342
   Redeemed ..............................................................      (107,980)          (88,119)
-----------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Derived From Capital Share Transactions ..     1,117,047           613,688
-----------------------------------------------------------------------------------------------------------
       Total Increase in Net Assets ......................................     1,311,733           671,113
-----------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ...................................................     1,009,298           338,185
-----------------------------------------------------------------------------------------------------------
   End of Period (including undistributed net investment income
     of $11,160 and $8,169, respectively) ................................   $ 2,321,031       $ 1,009,298
===========================================================================================================
Shares Transactions:
   Issued ................................................................        71,868            44,511
   In Lieu of Dividends and Distributions ................................         1,931             1,015
   Redeemed ..............................................................        (6,414)           (5,605)
-----------------------------------------------------------------------------------------------------------
   Net Increase in Shares Outstanding from Share Transactions ............        67,385            39,921
===========================================================================================================

(1) Includes subscriptions as a result of an in-kind transfer of securities (see Note 9).



    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Year

For the Periods Ended April 30, 2006 (Unaudited) and October 31,

          Net                  Realized and               Dividends
         Asset                  Unrealized                   from     Distributions       Total
         Value       Net      Gains (Losses)    Total        Net          from          Dividends
       Beginning  Investment        on           from     Investment    Realized           and
        of Year     Income     Investments    Operations    Income        Gains       Distributions
       ---------  ----------  --------------  ----------  ----------  -------------   -------------
---------------------
LSV VALUE EQUITY FUND
---------------------
2006*    $15.92    $0.16(1)      $ 2.12(1)     $ 2.28      $(0.16)       $(0.29)         $(0.45)
2005      14.40     0.23(1)        1.90(1)       2.13       (0.21)        (0.40)          (0.61)
2004      12.58     0.22           1.89          2.11       (0.16)        (0.13)          (0.29)
2003       9.85     0.13           2.73          2.86       (0.12)        (0.01)          (0.13)
2002      10.82     0.15          (0.68)        (0.53)      (0.14)        (0.30)          (0.44)
2001      10.87     0.07          (0.05)         0.02       (0.06)        (0.01)          (0.07)

                                                       Ratio         Ratio
         Net                  Net                      of Net     of Expenses
        Asset                Assets        Ratio     Investment   to Average
        Value                 End       of Expenses    Income     Net Assets    Portfolio
         End     Total      of Year     to Average   to Average   (Excluding    Turnover
       of Year  Return+      (000)      Net Assets   Net Assets    Waivers)       Rate
       -------  -------     -------     -----------  ----------   -----------   ---------
---------------------
LSV VALUE EQUITY FUND
---------------------
2006*   $17.75  14.57%    $2,321,031       0.64%        1.92%       0.64%(2)       6.33%
2005     15.92  15.07      1,009,298       0.67         1.47        0.67(2)       12.19
2004     14.40  17.06        338,185       0.69         1.86        0.69          19.80
2003     12.58  29.33        214,566       0.72         1.84        0.73           9.52
2002      9.85  (5.37)        65,815       0.81         1.52        0.87          36.64
2001     10.82   0.16         47,944       0.90         1.06        0.94          37.40

 * For the six-month period ended April 30, 2006. All ratios for the period have been annualized.

 + Total return is for the period indicated and has not been annualized. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) Per share calculations were performed using average shares for the period.

(2) The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would not significantly differ.


    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
April 30, 2006                                                       (Unaudited)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 funds. The financial statements herein are those of the LSV Value Equity Fund (the "Fund"). The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-date.

      REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

      EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

NOTES TO FINANCIAL STATEMENTS
April 30, 2006                                                       (Unaudited)

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services ( the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION AND SHAREHOLDER SERVICING AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement (effective April 1, 2006), under which the Administrator provides administrative services at an annual rate of 0.07% of the Fund's first $1 billion of average daily net assets; 0.06% of the Fund's average daily net assets between $1 billion and $1.5 billion; and 0.04% of the Fund's average daily net assets between $1.5 billion and $3 billion; and .035% of the Fund's average daily net assets over $3 billion. There is a minimum annual fee of $150,000 for the Fund and $25,000 for each additional class.

Prior to April 1, 2006, the Fund and the Administrator were parties to an Administration Agreement under which the Administrator provided administration services at an annual rate of 0.10% of the Fund's first $100 million of average daily net assets; 0.08% of the Fund's next $100 million of average daily net assets; and 0.07% of the Fund's average daily net assets over $200 million. There was a minimum annual fee of $75,000 for the Fund and $15,000 for each additional class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor continues to receive no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

During the six months ended April 30, 2006, the Fund earned cash management credits of $1,530 which were used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations. The effect of these credits on the Fund's expense ratio as a percentage of average net assets for the six months ended April 30, 2006 was 0.00%.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and LSV Asset Management (the "Adviser") are parties to an Investment Advisory Agreement dated March 15, 1999, under which the Adviser receives an annual fee equal to 0.55% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 0.75% of the Fund's average daily net assets.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 2006, were as follows
(000):

PURCHASES
   U.S. Government.....................     $       --
   Other...............................      1,208,365

SALES
   U.S. Government.....................     $       --
   Other...............................        104,691

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. During the fiscal year ended October 31, 2005, there were no permanent book and tax differences.

NOTES TO FINANCIAL STATEMENTS
April 30, 2006                                                       (Unaudited)

The tax character of dividends and distributions paid during the last two fiscal years were as follows (000):

                         ORDINARY      LONG-TERM
                          INCOME      CAPITAL GAIN        TOTAL
                         --------     ------------       --------
      2005                $ 5,987       $ 9,833          $ 15,820
      2004                  3,860         1,136             4,996

As of October 31, 2005, the components of Distributable Earnings were as follows
(000):

Undistributed Ordinary Income             $ 10,002
Undistributed Long-Term Capital Gain        19,319
Unrealized Appreciation                     97,083
                                          --------
Total Distributable Earnings              $126,404
                                          ========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2005, there were no capital loss carryforwards.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2006, were as follows (000):

                                                      NET
      FEDERAL      APPRECIATED     DEPRECIATED     UNREALIZED
     TAX COST      SECURITIES      SECURITIES     APPRECIATION
    -----------    ------------    ------------   ------------
    $2,057,189      $310,342        $(32,568)       $277,774

8. OTHER:

At April 30, 2006, one shareholder held 18% of the total shares outstanding of the Fund. This shareholder is comprised of an omnibus account which is held on behalf of several individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. IN-KIND TRANSFER OF SECURITIES:

During the six months ended April 30, 2006, the LSV Value Equity Fund issued shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of transaction.

 TRANSACTION DATE       SHARES ISSUED         VALUE
 ----------------       -------------     --------------
      3/27/06             5,442,391        $94,098,948
      3/28/06             1,414,816         24,278,236

10. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

The Board has selected Ernst & Young LLP (E&Y) to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ended October 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, neither the Trust, its portfolios, nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Fund's former auditor, KPMG LLP. The dismissal of KPMG LLP, the Fund's former independent registered public accounting firm, effective upon its completion of its audits for the fiscal year ended October 31, 2005 and to select E&Y was recommended by the Trust's Audit Committee and approved by the Trust's Board of Trustees. KPMG LLP's report on the Fund's financial statements for the fiscal years ended October 31, 2005 and October 31, 2004 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, (i) there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG LLP, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund`s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

                             Beginning       Ending                    Expenses
                              Account       Account     Annualized       Paid
                               Value         Value       Expense        During
                             11/01/05       04/30/06      Ratios       Period*
-------------------------------------------------------------------------------
LSV VALUE EQUITY FUND
-------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                $1,000.00     $1,145.70      0.64%         $3.40

HYPOTHETICAL 5% RETURN
Class A Shares                $1,000.00     $1,021.63      0.64%         $3.20
-------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                      NOTES

                                      NOTES

================================================================================

      TRUST:
      The Advisors' Inner Circle Fund

      FUND:
      LSV Value Equity Fund

      ADVISER:
      LSV Asset Management

      DISTRIBUTOR:
      SEI Investments Distribution Co.

      ADMINISTRATOR:
      SEI Investments Global Funds Services

      LEGAL COUNSEL:
      Morgan, Lewis & Bockius LLP


      The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

      A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-FUND-LSV and (ii) on the Commission's website at http://www.sec.gov.


      LSV-SA-003-0800

================================================================================

ITEM 2.   CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 21, 2006


By (Signature and Title)*                     /s/ Michael Lawson
                                              -------------------------------
                                              Michael Lawson
                                              Controller & CFO


Date:  June 21, 2006

* Print the name and title of each signing officer under his or her signature.